INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
INCOME TAXES
INCOME TAXES

15.   INCOME TAXES

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to U.S. federal corporate income taxes with tax rate of 21%. The State of Nevada does not impose any state corporate income tax.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. The Tax Act also stablished the Global Intangible Low-Taxed Income (GILTI), a new inclusion rule affecting non-routine income earned by foreign subsidiaries. For the nine months ended December 31, 2022 and 2021, the Company’s foreign subsidiaries in China were operating at loss on a consolidated basis which resulted in no GILTI tax.

The Company’s net operating loss for U.S. income taxes from U.S for the nine months ended December 31, 2022 amounted to approximately $0.4 million. As of December 31, 2022, the Company’s net operating loss carryforward for U.S. income taxes was approximately $7.1 million. The net operating loss carryforward will not expire and is available to reduce future years’ taxable income, but limited to 80% of income until utilized. Management believes that the utilization of the benefit from this loss appears uncertain due to the Company’s operating history. Accordingly, the Company has recorded a 100% valuation allowance on the deferred tax asset to reduce the deferred tax assets to zero on the consolidated balance sheets. As of December 31, 2022 and March 31, 2022, valuation allowances for deferred tax assets were approximately $1.5 million and $1.2 million, respectively. Management reviews the valuation allowance periodically and makes changes accordingly.

PRC

Senmiao Consulting, Sichuan Senmiao, Hunan Ruixi, Ruixi Leasing, Jinkailong (deconsolidated in the year ended March 31, 2022), Yicheng, Jiekai, Youlu and XXTX and its subsidiaries are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%.

Income taxes in the PRC are consist of:

	For the Three Months ended		For the Nine Months ended
	December 31,		December 31,
	2022	2021	2022	2021

	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Deferred income tax expenses	—	4,539	—	4,550
Total income tax expenses	$—	$4,539	$—	$4,550

As of December 31, 2022 and March 31, 2022, the Company’s PRC entities from continuing operations had net operating loss carryforwards of approximately $10.5 million and $8.5 million, respectively, which will expire starting from 2025 and ending in 2027. In addition, allowance for doubtful accounts must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. The bad debt allowances are incurred in Company’s PRC subsidiaries and former VIEs which were operating at losses, the Company believes it is more likely than not that its PRC operations will be unable to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC. As a result, the Company provided 100% allowance on all deferred tax assets on net operating loss carryforwards in the PRC of $2,732,507 and $2,315,793 related to its continuing operations in the PRC as of December 31, 2022 and March 31, 2022, respectively and provided 100% allowance on all deferred tax assets on allowance for doubtful account of $131,775 and $29,129 related to its continuing operations in the PRC as of December 31, 2022 and March 31, 2022, respectively.

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets and liabilities are as follows:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Deferred Tax Assets
Net operating loss carryforwards in the PRC	$2,732,507	$2,315,793
Net operating loss carryforwards in the U.S.	1,508,215	1,234,789
Allowance for doubtful account	131,775	29,129
Less: valuation allowance	(4,372,497)	(3,579,711)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Capitalized intangible assets cost	$42,746	$46,386
Deferred tax liabilities, net	$42,746	$46,386

As of December 31, 2022 and March 31, 2022, the Company’s PRC entities associated with discontinued operations had net operating loss carryforwards of approximately $10.3 million and $10.3 million, which will start to expire from 2024 to 2027. In addition, allowance for doubtful accounts must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2022 and March 31, 2022, full valuation allowance is provided against the deferred tax assets related to the Company’s discontinued operations based upon management’s assessment as to their realization.

The tax effects of temporary differences from discontinued operations that give rise to the Company’s deferred tax assets are as follows:

	December 31, 2022	March 31, 2022
	(Unaudited)
Net operating loss carry forwards in the PRC	$2,595,919	$2,595,919
Less: valuation allowance	(2,595,919)	(2,595,919)
Total	$—	$—

15.   INCOME TAXES

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to U.S. federal corporate income taxes with tax rate of 21%. The State of Nevada does not impose any state corporate income tax.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. The Tax Act also stablished the Global Intangible Low-Taxed Income (GILTI), a new inclusion rule affecting non-routine income earned by foreign subsidiaries. For the years ended March 31, 2022 and 2021, the Company’s foreign subsidiaries in China were operating at loss on a consolidated basis which resulted in no GILTI tax.

The Company’s net operating loss for U.S. income taxes from U.S for the year ended March 31, 2022 amounted to approximately $2.3 million. As of March 31, 2022, the Company’s net operating loss carryforward for U.S. income taxes was approximately $5.9 million. The net operating loss carryforward will not expire and is available to reduce future years’ taxable income, but limited to 80% of income until utilized. Management believes that the utilization of the benefit from this loss appears uncertain due to the Company’s operating history. Accordingly, the Company has recorded a 100% valuation allowance on the deferred tax asset to reduce the deferred tax assets to zero on the consolidated balance sheets. As of March 31, 2022 and 2021, valuation allowances for deferred tax assets were approximately $1.23 million and $0.80 million, respectively. Management reviews the valuation allowance periodically and makes changes accordingly.

PRC

Senmiao Consulting, Sichuan Senmiao, Hunan Ruixi, Ruixi Leasing, Jinkailong (deconsolidated for the year ended March 31, 2022), Yicheng, Jiekai, Youlu and XXTX and its subsidiaries are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%.

Income taxes in the PRC are consist of:

	For the Years ended
	March 31,
	2022	2021
Current income tax expenses	$4,566	$8,332
Deferred income tax expenses	—	—
Total income tax expenses	$4,566	$8,332

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended
	March 31,
	2022	2021
U.S. Statutory tax rate	21.0%	21.0%
Differential of PRC statutory tax rate	4.0%	4.0%
Permanent difference of write-off of receivables from guarantee of loans	(0.5)%	(2.4)%
Permanent difference of US (income) expenses not (taxable) deductible in PRC	17.8%	(3.7)%
Valuation allowance on deferred income tax asset	(43.6)%	(17.2)%
Others	1.2%	(1.8)%
Effective tax rate	(0.1)%	(0.1)%

As of March 31, 2022 and 2021, the Company’s PRC entities from continuing operations had net operating loss carryforwards of approximately $8.5 million and $1.7 million, respectively, which will expire starting from 2024 and ending in 2026. In addition, allowance for doubtful accounts must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. The bad debt allowances are incurred in Company’s PRC subsidiaries and former VIEs which were operating at losses, the Company believes it is more likely than not that its PRC operations will be unable to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC. As a result, the Company provided 100% allowance on all deferred tax assets on net operating loss carryforwards in the PRC of $2,315,793 and $415,533 related to its continuing operations in the PRC as of March 31,

2022 and March 31, 2021, respectively and provided 100% allowance on all deferred tax assets on allowance for doubtful account of $29,129 and $1,245 related to its continuing operations in the PRC as of March 31, 2022 and March 31, 2021, respectively.

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets and liabilities are as follows:

	March 31,	March 31,
	2022	2021
Deferred Tax Assets
Net operating loss carryforwards in the PRC	$2,315,793	$415,533
Net operating loss carryforwards in the U.S.	1,234,789	754,502
Allowance for doubtful account	29,129	1,245
Less: valuation allowance	(3,579,711)	(1,171,280)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Capitalized intangible assets cost	$46,386	$45,146
Deferred tax liabilities, net	$46,386	$45,146

As of March 31, 2022 and March 31, 2021, the Company’s PRC entities associated with discontinued operations had net operating loss carryforwards of approximately $17.8 million and $15.3 million, which will expire in 2023 to 2026. In addition, allowance for doubtful accounts must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of March 31, 2022 and March 31, 2021, full valuation allowance is provided against the deferred tax assets related to the Company’s discontinued operations based upon management’s assessment as to their realization.

The tax effects of temporary differences from discontinued operations that give rise to the Company’s deferred tax assets are as follows:

	March 31, 2022	March 31, 2021
Net operating loss carryforwards in the PRC	$2,595,919	$3,802,496
Allowance for doubtful accounts	—	20,190
Less: valuation allowance	(2,595,919)	(3,822,686)
	$—	$—